4a. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for income taxes
	2013	2012
Current:
Federal	$–	–
State	–	–
	–	–
Deferred:
Federal	–	–
State	–	–
	$–	$–

Schedule of deferred income taxes
	YEARS ENDED DECEMBER 31,
	2013	2012

Deferred Tax Assets:
Net operating loss carry-forwards	$6,698,000	$4,446,000
Stock based compensation	2,605,000	1,939,000
Beneficial Conversion Feature	46,000	46,000
Allowance for doubtful accounts	8,000	8,000
Deferred Tax Assets	9,357,000	6,439,000
Less Valuation Allowance	9,357,000	6,439,000
Net Deferred Tax Asset	$–	$–

Reconciliation of federal statutory rate
	YEARS ENDED DECEMBER 31,
	2013	2012

Federal Statutory Tax Rate	34.00%	34.00%
State Taxes, net of Federal benefit	6.00%	6.00%
Change in Valuation Allowance	(40.00%)	(40.00%)
Total Tax Expense	0.00%	0.00%